Commitments, Leases and Contingencies, Collective Bargaining Agreements (Details)	12 Months Ended
Sep. 28, 2024 employee
Commitments, Leases and Contingencies [Abstract]
Number of employees	36,000
Percentage of employees covered by collective bargaining agreements	14.00%